INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of United States and Foreign Income (Loss) Before Income Taxes

United States and foreign income (loss) before income taxes were as follows:

	Years Ended December 31,
	2023	2022	2021
	(in thousands)
United States	$16,378	$(3,454)	$(961)
Foreign	(3,533)	515	(1,573)
Elimination of Intercompany Dividend Income	(15,422)	—	—
	$(2,577)	$(2,939)	$(2,534)

Schedule of Components of the Expense for Income Taxes

The components of the income tax expense are summarized as follows:

	Years Ended December 31,
	2023	2022	2021
	(in thousands)
Current
Federal	$—	$—	$(42)
State	—	—	—
Foreign	999	928	1,284
Total current income tax expense	$999	$928	$1,242
Deferred
Federal	—	—	—
State	—	—	—
Foreign	275	1,135	2,052
Total deferred tax expense	$275	$1,135	$2,052
Total income tax expense	$1,274	$2,063	$3,294

Summary of Unrecognized Tax Benefits

A summary of the Company’s unrecognized tax benefits is as follows:

	Years Ended December 31,
	2023	2022	2021
	(in thousands)
Beginning balance-gross unrecognized tax benefits (UTB’s)	$3,244	$3,244	$3,404
Tax credit expiration	—	—	(160)
Ending balance—UTB	3,244	3,244	3,244
UTB’s as a credit in deferred taxes	(2,347)	(2,347)	(2,347)
Federal benefit of state taxes	(356)	(356)	(356)
UTB’s that would impact the effective tax rate	$541	$541	$541

Summary of the Components of Net Deferred Tax Assets

A summary of the components of net deferred tax assets is as follows:

	December 31,	December 31,
	2023	2022
	(in thousands)
Deferred Tax Assets
Allowance and reserves	$2,064	$2,432
Net operating loss carryforward	167,030	168,691
Tax credit carryforwards	5,541	6,093
Property, plant and equipment	261	310
Accrued warranties	13	13
Other	13,059	13,624
Total deferred tax assets	187,968	191,163
Deferred Tax Liabilities
Deferred revenue and customer advances, net	(83)	(87)
Prepaid expense	(43)	(41)
Total deferred tax liabilities	(126)	(128)
Total net deferred tax assets	187,842	191,035
Less: Valuation allowance	(187,291)	(190,198)
Total net deferred tax assets	$551	$837

Schedule of Reconciliation of Effective Income Tax Amount and the Federal Statutory Amount

The difference between the Company’s effective income tax amount and the federal statutory amount are reconciled below:

	Years Ended December 31,
	2023	2022	2021
	(in thousands)
Federal tax (benefit) at statutory rate	$(541)	$(617)	$(532)
Stock compensation expense	62	127	68
Effect of differences in foreign tax rates	925	1,117	1,715
Effect of elimination of dividend distribution	3,239	—	—
ASC 740-10 reserve	21	21	(21)
Change in deferred tax valuation allowance	(2,369)	1,394	1,273
Other	(63)	21	791
Total Tax Expense	$1,274	$2,063	$3,294